JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

July 1, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the JPMorgan SmartAllocation Income Fund (the “Fund”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the Fund does not differ from the Statement of Additional Information contained in the Post-Effective Amendment No. 388 (Amendment 389 under the Investment Company Act of 1940) filed electronically on June 25, 2014.

If you have any questions, please call the undersigned at (212) 648-2085.

Sincerely,

/s/ John T. Fitzgerald
John T. Fitzgerald
Assistant Secretary